Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Retail
Shareholder Report [Line Items]
Fund Name	Leuthold Core Investment Fund
Class Name	Retail
Trading Symbol	LCORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leuthold Core Investment Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail	$69	1.40%
[1]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.40%
Updated Performance Information Location [Text Block]	Visit https://funds.leutholdgroup.com for more recent performance information.
Net Assets	$ 504,638,053
Holdings Count | $ / shares	235
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$504,638,053
Number of Holdings	235
Portfolio Turnover	42%

Holdings [Text Block]

Security Type	(%)
Common Stocks	55.4%
U.S. Treasury Bills	3.4%
Foreign Government Debt Obligations	2.1%
U.S. Treasury Securities	2.0%
Exchange Traded Funds	0.9%
Cash & Other	36.2%

Industry	(%)
Banks	6.8%
Health Care Providers & Services	5.7%
Software	5.5%
Interactive Media & Services	5.0%
IT Services	4.0%
Metals & Mining	3.5%
Insurance	3.1%
Financial Services	3.1%
Other Industries	44.2%
Cash	19.1%

Top Sectors	(%)
Financials	15.9%
Information Technology	12.0%
Communication Services	10.4%
Consumer Discretionary	7.2%
Health Care	6.2%
Materials	2.6%
Government	2.1%
Public Administration	2.0%
Utilities	1.6%
Cash & Other	40.0%

Updated Prospectus Web Address	https://funds.leutholdgroup.com
Institutional
Shareholder Report [Line Items]
Fund Name	Leuthold Core Investment Fund
Class Name	Institutional
Trading Symbol	LCRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leuthold Core Investment Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$64	1.31%
[2]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.31%
Updated Performance Information Location [Text Block]	Visit https://funds.leutholdgroup.com for more recent performance information.
Net Assets	$ 504,638,053
Holdings Count | $ / shares	235
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$504,638,053
Number of Holdings	235
Portfolio Turnover	42%

Holdings [Text Block]

Security Type	(%)
Common Stocks	55.4%
U.S. Treasury Bills	3.4%
Foreign Government Debt Obligations	2.1%
U.S. Treasury Securities	2.0%
Exchange Traded Funds	0.9%
Cash & Other	36.2%

Industry	(%)
Banks	6.8%
Health Care Providers & Services	5.7%
Software	5.5%
Interactive Media & Services	5.0%
IT Services	4.0%
Metals & Mining	3.5%
Insurance	3.1%
Financial Services	3.1%
Other Industries	44.2%
Cash	19.1%

Top Sectors	(%)
Financials	15.9%
Information Technology	12.0%
Communication Services	10.4%
Consumer Discretionary	7.2%
Health Care	6.2%
Materials	2.6%
Government	2.1%
Public Administration	2.0%
Utilities	1.6%
Cash & Other	40.0%

Updated Prospectus Web Address	https://funds.leutholdgroup.com
Retail
Shareholder Report [Line Items]
Fund Name	Leuthold Global Fund
Class Name	Retail
Trading Symbol	GLBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leuthold Global Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail	$106	2.14%
[3]
Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.14%
Updated Performance Information Location [Text Block]	Visit https://funds.leutholdgroup.com for more recent performance information.
Net Assets	$ 18,631,875
Holdings Count | $ / shares	244
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$18,631,875
Number of Holdings	244
Portfolio Turnover	32%

Holdings [Text Block]

Security Type	(%)
Common Stocks	58.2%
U.S. Treasury Bills	2.7%
U.S. Treasury Securities	2.7%
Foreign Government Debt Obligations	2.1%
Real Estate Investment Trusts	-0.1%
Exchange Traded Funds	-3.9%
Cash & Other	38.3%

Industry	(%)
Insurance	10.1%
Banks	7.4%
Software	5.6%
Capital Markets	4.9%
Wireless Telecommunication Services	4.8%
Health Care Providers & Services	4.2%
Broadline Retail	4.0%
Financial Services	3.9%
Other Industries	33.6%
Cash	21.5%

Top Sectors	(%)
Financials	26.3%
Information Technology	8.3%
Consumer Discretionary	7.7%
Communication Services	7.2%
Industrials	6.0%
Health Care	4.0%
Public Administration	2.7%
Government	2.1%
Cash & Other	35.7%

Updated Prospectus Web Address	https://funds.leutholdgroup.com
Institutional
Shareholder Report [Line Items]
Fund Name	Leuthold Global Fund
Class Name	Institutional
Trading Symbol	GLBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leuthold Global Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$93	1.88%
[4]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.88%
Updated Performance Information Location [Text Block]	Visit https://funds.leutholdgroup.com for more recent performance information.
Net Assets	$ 18,631,875
Holdings Count | $ / shares	244
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$18,631,875
Number of Holdings	244
Portfolio Turnover	32%

Holdings [Text Block]

Security Type	(%)
Common Stocks	58.2%
U.S. Treasury Bills	2.7%
U.S. Treasury Securities	2.7%
Foreign Government Debt Obligations	2.1%
Real Estate Investment Trusts	-0.1%
Exchange Traded Funds	-3.9%
Cash & Other	38.3%

Industry	(%)
Insurance	10.1%
Banks	7.4%
Software	5.6%
Capital Markets	4.9%
Wireless Telecommunication Services	4.8%
Health Care Providers & Services	4.2%
Broadline Retail	4.0%
Financial Services	3.9%
Other Industries	33.6%
Cash	21.5%

Top Sectors	(%)
Financials	26.3%
Information Technology	8.3%
Consumer Discretionary	7.7%
Communication Services	7.2%
Industrials	6.0%
Health Care	4.0%
Public Administration	2.7%
Government	2.1%
Cash & Other	35.7%

Updated Prospectus Web Address	https://funds.leutholdgroup.com
Leuthold Select Industries ETF
Shareholder Report [Line Items]
Fund Name	Leuthold Select Industries ETF
Class Name	Leuthold Select Industries ETF
Trading Symbol	LST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leuthold Select Industries ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 866-306-8117.
Additional Information Phone Number	866-306-8117
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leuthold Select Industries ETF	$56	1.16%
[5]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.16%
Material Change Date	Jan. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://funds.leutholdgroup.com for more recent performance information.
Net Assets	$ 16,442,424
Holdings Count | $ / shares	112
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$16,442,424
Number of Holdings	112
Portfolio Turnover	49%

Holdings [Text Block]

Security Type	(%)
Common Stocks	98.8%
Cash & Other	1.2%

Industry	(%)
Banks	10.5%
Software	9.3%
Health Care Providers & Services	8.8%
Interactive Media & Services	7.7%
IT Services	6.3%
Insurance	5.6%
Capital Markets	5.4%
Metals & Mining	5.3%
Other Industries	39.9%
Cash	1.2%

Top Sectors	(%)
Financials	26.4%
Information Technology	20.3%
Communication Services	16.3%
Consumer Discretionary	12.2%
Health Care	10.0%
Industrials	5.3%
Materials	5.3%
Utilities	3.0%
Real Estate	0.1%
Cash & Other	1.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 17, 2025, the Fund experienced the following changes:
1) The Fund’s Adviser contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 0.65% of its average daily net assets. Prior to January 17, 2025, this rate was 1.50% of average daily net assets.
2) The Fund entered into an investment advisory agreement with the Fund’s Adviser whereby the Adviser in entitled to receive a fee of 0.50% of its average daily net assets for managing the Fund’s investments. Prior to January 17, 2025, this rate was 1.00% of average daily net assets.
3) The Fund converted from a mutual fund to an exchange-traded fund (ETF) that is listed and traded on NYSE Arca, Inc..

Updated Prospectus Web Address	https://funds.leutholdgroup.com
Retail
Shareholder Report [Line Items]
Fund Name	Leuthold Grizzly Short Fund
Class Name	Retail
Trading Symbol	GRZZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leuthold Grizzly Short Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail	$147	2.89%
[6]
Expenses Paid, Amount	$ 147
Expense Ratio, Percent	2.89%
Updated Performance Information Location [Text Block]	Visit https://funds.leutholdgroup.com for more recent performance information.
Net Assets	$ 44,217,258
Holdings Count | $ / shares	111
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$44,217,258
Number of Holdings	111
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Bills	15.8%
Real Estate Investment Trusts	-1.4%
Exchange Traded Funds	-23.9%
Common Stocks	-69.7%
Cash & Other	179.2%

Industry	(%)**
Machinery	5.5%
Chemicals	4.7%
Aerospace & Defense	4.6%
Hotels, Restaurants, & Leisure	4.5%
Insurance	4.3%
Semiconductors/Equipment	4.2%
Capital Markets	4.0%
Software	3.6%
Other Industries	34.3%
Cash	93.7%

Top Sectors	(%)**
Industrials	21.1%
Financials	9.6%
Information Technology	9.2%
Materials	6.9%
Consumer Staples	6.2%
Consumer Discretionary	6.0%
Energy	3.7%
Healthcare	2.9%
Real Estate	2.4%
Cash	93.7%
[7]
Updated Prospectus Web Address	https://funds.leutholdgroup.com
Leuthold Core ETF
Shareholder Report [Line Items]
Fund Name	Leuthold Core ETF
Class Name	Leuthold Core ETF
Trading Symbol	LCR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leuthold Core ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 866-306-8117.
Additional Information Phone Number	866-306-8117
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leuthold Core ETF	$33	0.67%
[8]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Updated Performance Information Location [Text Block]	Visit https://funds.leutholdgroup.com for more recent performance information.
Net Assets	$ 71,986,021
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$71,986,021
Number of Holdings	30
Portfolio Turnover	37%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	85.4%
Cash & Other	14.6%

Industry	(%)
Software - Infrastructure	3.1%
Internet Content & Information	3.0%
Entertainment	2.9%
Telecommunication Services	2.8%
Software - Applications	2.5%
Banks - Diversified	2.4%
Gold	2.4%
Credit Services	2.2%
Other Industries	64.1%
Cash	14.6%

Top Sectors	(%)
Financials	14.6%
Communication Services	10.7%
Information Technology	10.6%
Health Care	5.0%
Consumer Discretionary	3.2%
Materials	2.5%
Industrials	2.5%
Utilities	1.6%
Cash & Other	49.3%

Updated Prospectus Web Address	https://funds.leutholdgroup.com

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
**	Percentages are stated as a percent of net assets, based on absolute values of holdings.

[8]
*	Annualized